Comprehensive Income	9 Months Ended
Sep. 30, 2011
Comprehensive Income
(12)	Comprehensive Income

The following table provides a reconciliation of the Company’s net income to total comprehensive income attributable to Textainer Group Holdings Limited common shareholders:

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Net income	$45,505	$33,420	$149,529	$88,876
Other comprehensive income (loss):
Foreign currency translation adjustments	69	74	189	12

Total comprehensive income	45,574	33,494	149,718	88,888
Less: comprehensive loss (income) attributable to noncontrolling interest	295	(2,752)	(14,842)	(8,892)

Total comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$45,869	$30,742	$134,876	$79,996